General and Administrative Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses [Abstract]
Information Technology		€ 3,504	€ 3,610	€ 3,755
Occupancy, furniture and equipment expenses		1,463	1,624	1,478
Regulatory, Tax and Insurance	[1]	862	1,028	1,399
Professional services		671	763	899
Banking Services and outsourced operations		891	964	964
Market Data and Research Services		410	400	374
Travel expenses		152	153	143
Marketing expenses		195	149	203
Other expenses	[2]	710	2,552	899
Total general and administrative expenses		€ 8,860	€ 11,243	€ 10,112

[1]	Includes bank levy of € 148 million in 2025, € 172 million in 2024 and € 528 million in 2023
[2]	Includes litigation related expenses of € 179 million in 2025 and € 2,035 million in 2024 and € 311 million in 2023; see Note 27 “Provisions”, for more details on litigation